UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4526

Name of Registrant:	Vanguard Quantitative Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2005

Item 1:	Schedule of Investments

Vanguard Growth & Income Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Common Stocks (98.4%)

Consumer Discretionary (10.1%)
News Corp., Class A	9,109,000	141,645
Home Depot, Inc.	2,899,200	117,360
Lowe's Cos., Inc.	1,466,000	97,724
KB HOME	1,274,900	92,634
Black & Decker Corp.	649,600	56,489
Harley-Davidson, Inc.	980,200	50,470
Time Warner, Inc.	2,778,900	48,464
*^ The Goodyear Tire & Rubber Co.	2,407,900	41,849
Darden Restaurants Inc.	751,200	29,207
Federated Department Stores, Inc.	357,500	23,713
Dollar General Corp.	1,036,000	19,756
* AutoNation, Inc.	829,300	18,021
D. R. Horton, Inc.	214,000	7,646

		744,978

Consumer Staples (7.5%)
The Coca-Cola Co.	2,927,300	117,999
General Mills, Inc.	2,203,000	108,652
Wal-Mart Stores, Inc.	1,837,100	85,976
Kimberly-Clark Corp.	1,440,900	85,950
PepsiCo, Inc.	1,285,300	75,936
The Pepsi Bottling Group, Inc.	1,141,000	32,644
Safeway, Inc.	968,600	22,917
Brown-Forman Corp. Class B	129,800	8,998
ConAgra Foods, Inc.	416,000	8,436
The Clorox Co.	80,700	4,591

		552,099

Energy (9.9%)
ExxonMobil Corp.	5,878,536	330,197
ConocoPhillips Co.	2,539,600	147,754
* Nabors Industries, Inc.	1,245,400	94,339
Chevron Corp.	1,660,800	94,284
Anadarko Petroleum Corp.	291,400	27,610
Occidental Petroleum Corp.	151,300	12,086
Sunoco, Inc.	148,300	11,624
Burlington Resources, Inc.	112,400	9,689

		727,583

Financial (22.0%)
Bank of America Corp.	4,936,060	227,799
Lehman Brothers Holdings, Inc.	1,138,200	145,883
Prudential Financial, Inc.	1,720,700	125,938
Wachovia Corp.	2,360,550	124,779
Washington Mutual, Inc.	2,753,544	119,779
MetLife, Inc.	1,987,400	97,383
SunTrust Banks, Inc.	1,150,700	83,725
Wells Fargo & Co.	1,312,900	82,490
Countrywide Financial Corp.	2,078,100	71,050
U.S. Bancorp	2,083,200	62,267
American International Group, Inc.	835,458	57,003
Capital One Financial Corp.	602,900	52,091
Citigroup, Inc.	937,100	45,477
MBNA Corp.	1,655,700	44,952
MGIC Investment Corp.	635,000	41,796
SLM Corp.	738,300	40,673
Bear Stearns Co., Inc.	344,100	39,754
Cincinnati Financial Corp.	754,308	33,702
Merrill Lynch &Co., Inc.	409,300	27,722
National City Corp.	805,300	27,034
Franklin Resources Corp.	227,900	21,425
BB&T Corp.	440,900	18,478
The Goldman Sachs Group, Inc.	122,100	15,593
Charles Schwab Corp.	438,700	6,436
SAFECO Corp.	51,600	2,915

		1,616,144

Health Care (13.5%)
Johnson & Johnson	3,843,500	230,994
* Gilead Sciences, Inc.	2,444,500	128,654
Becton, Dickinson & Co.	2,104,500	126,438
Merck & Co., Inc.	3,545,900	112,795
Aetna Inc.	1,107,000	104,401
Pfizer Inc.	4,224,727	98,521
* Amgen, Inc.	685,500	54,058
CIGNA Corp.	437,600	48,880
* Caremark Rx, Inc.	862,300	44,658
* Express Scripts Inc.	380,700	31,903
* Hospira, Inc.	187,700	8,030
* King Pharmaceuticals, Inc.	389,400	6,589

		995,921

Industrials (10.6%)
General Electric Co.	4,981,600	174,605
General Dynamics Corp.	977,100	111,438
CSX Corp.	1,401,400	71,149
Norfolk Southern Corp.	1,358,900	60,919
Northrop Grumman Corp.	929,500	55,872
PACCAR, Inc.	683,300	47,305
Lockheed Martin Corp.	742,600	47,252
3M Co.	591,600	45,849
Cendant Corp.	2,594,100	44,748
Cummins Inc.	396,700	35,596
Avery Dennison Corp.	433,500	23,960
R.R. Donnelley & Sons Co.	592,300	20,263
Illinois Tool Works, Inc.	199,200	17,528
Ingersoll-Rand Co.	252,200	10,181
Waste Management, Inc.	198,700	6,031
United Technologies Corp.	86,900	4,859
Robert Half International, Inc.	111,300	4,217

		781,772

Information Technology (15.7%)
Intel Corp.	8,313,300	207,500
International Business Machines Corp.	2,228,500	183,183
Motorola, Inc.	6,827,331	154,229
* EMC Corp.	9,547,300	130,034
Microsoft Corp.	3,069,626	80,271
* Apple Computer, Inc.	905,600	65,104
National Semiconductor Corp.	2,297,000	59,676
* NCR Corp.	1,441,400	48,921
* Network Appliance, Inc.	1,673,400	45,182
* Compuware Corp.	4,681,700	41,995
Texas Instruments, Inc.	1,192,800	38,253
* Fiserv, Inc.	739,100	31,981
* Jabil Circuit, Inc.	795,700	29,513
Hewlett-Packard Co.	649,600	18,598
* NVIDIA Corp.	388,300	14,196
* Corning, Inc.	465,200	9,146

		1,157,782

Materials (3.3%)
Phelps Dodge Corp.	642,600	92,451
Rohm & Haas Co.	1,267,500	61,372
Freeport-McMoRan Copper & Gold, Inc. Cla	724,600	38,983
Nucor Corp.	544,100	36,302
Dow Chemical Co.	252,400	11,060

		240,168

Telecommunication Services (2.1%)
AT&T Inc.	3,597,000	88,090
Verizon Communications Inc.	1,248,800	37,614
CenturyTel, Inc.	732,200	24,280

		149,984

Utilities (3.7%)
Edison International	2,562,300	111,742
Duke Energy Corp.	3,102,900	85,175
TXU Corp.	777,800	39,038
Constellation Energy Group, Inc.	656,600	37,820

		273,775

Total Common Stocks
(Cost $6,007,033)		7,240,206

Temporary Cash Investments (1.4%)

Money Market Fund (1.3%)
** Vanguard Market Liquidity Fund, 4.274%	99,990,883	99,991

	Face
	Amount
	($000)

U.S. Government Obligation (0.1%)
U.S. Treasury Bill
(1)3.811%, 3/16/06	4,905	4,866

Total Temporary Cash Investments
(Cost $104,858)		104,857

Total Investments (99.8%)
(Cost $6,111,891)		7,345,063

Other Assets and Liabilities--Net (0.2%)		11,655

Net Assets (100%)		7,356,718

*Non-income-producing security.
^Part of security position is on loan to broker/dealers.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
(1)Securities with a value of $4,866,000 have been segregated as initial margin for open futures contracts.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2005, the cost of investment securities for tax purposes was $6,111,891,000. Net unrealized appreciation of investment securities for tax purposes was $1,233,172,000, consisting of unrealized gains of $1,302,793,000 on securities that had risen in value since their purchase and $69,621,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.6% and 0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	289	90,659	(1,801)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.